General information and basis of presentation (Tables)	12 Months Ended
Dec. 31, 2021
General information and basis of presentation
Schedule of direct or indirect interests in major subsidiaries

				Equity interest held
	Place and date of		Issued and	by the Group
	incorporation /	Principal activities and	paid-in capital/	As at December 31
Company name	establishment	place of operations	Registered capital	2020	2021	Note
Subsidiaries
Jin Tai Yuan Limited	British Virgin Islands / October 27, 2017	Investment holding, BVI	USD355,000,000	100%	100%
Jin Cheng Long Limited	Hong Kong / October 30, 2017	Investment holding, Hong Kong, the PRC	USD402,000,000	100%	100%
OneConnect Financial Technology (Hong Kong) Limited	Hong Kong / March 15, 2018	Software and technology service, information transmission. Hong Kong, the PRC.	USD1	100%	100%
OneConnect Financial Technology (Singapore) Co., Pte. Ltd.	Singapore / March 26, 2018	Software and technology service, information transmission. Singapore	SGD47,900,000	100%	100%
PT OneConnect Financial Technology Indonesia	Indonesia/December 04, 2018	Software and technology service, information transmission. Indonesia	IDR10,000,000,000	100%	100%
Ping An OneConnect Bank (Hong Kong) Limited (“OneConnect Bank”)	Hong Kong /December 07, 2018	Banking service. Hong Kong, the PRC.	USD1 and HKD 1,200,000,000	100%	100%	(i)
Shenzhen OneConnect Technology Services Co., Ltd (“Shenzhen OneConnect Technology”)	the PRC / January 04, 2018	Technology promotion and computer application services, Shenzhen, the PRC	RMB2,607,502,300/RMB3,360,000,000	100%	100%
Beijing Vantage Point Technology Co., Ltd. (“Vantage Point Technology”)	the PRC / July 18, 2008	Software and technology service, information transmission. Beijing, the PRC.	RMB13,333,529	51.67%	51.67%	(ii)
Shenzhen OneConnect Information Technology Service Company Limited (“Shenzhen OneConnect Information Technology”)	the PRC /January 31, 2019	Software and technology service, information transmission. Shenzhen, the PRC.	RMB100,000,000	51%	51%
Beijing BER Technology Company Ltd. (“BER Technology”)	the PRC /March 30,2006	Software and technology service, information transmission. Shenzhen, the PRC	RMB22,950,000	80%	80%	(ii)
Zhang Tong Shun (Guangzhou) Technology Co., Ltd. (“Zhang Tong Shun”)	the PRC /May 9, 2019	Information technology advisory services, Guangzhou, the PRC	RMB10,000,000	100%	100%	(ii)

				Equity interest held
	Place and date of		Issued and	by the Group
	incorporation /	Principal activities and	paid-in capital/	As at December 31
Company name	establishment	place of operations	Registered capital	2020	2021	Note
VIEs
OneConnect Smart Technology Co., Ltd. (Shenzhen) (“Shenzhen OneConnect”)	the PRC / September 15, 2017	Software and technology service, information transmission. Shenzhen, the PRC.	RMB1,200,000,000	100%	100%
Shenzhen E-Commerce Safety Certificates Administration Co., Ltd. (“Shenzhen CA”)	the PRC /August 11, 2000	E-commerce security certificate administration, Shenzhen, the PRC	RMB543,500,000	98.9%	98.9%	(ii)
Subsidiaries of the VIEs
Shanghai OneConnect Financial Technology Co., Ltd. (“Shanghai OneConnect”) *	the PRC / December 29, 2015	Software and technology service, asset management and consulting. Shanghai, the PRC.	RMB1,200,000,000	100%	100%
Shenzhen Kechuang Insurance Assessment Co., Ltd. (“Kechuang”) *	the PRC / August 27, 2001	Insurance survey and loss adjustment. Shenzhen, the PRC.	RMB4,000,000	100%	100%
*	Subsidiaries of Shenzhen OneConnect

Note:

(i)	OneConnect Bank is a licensed bank authorized under the Hong Kong Banking Ordinance since 9 May 2019 and has launched its banking services during 2020.
(ii)	The subsidiaries were acquired by the Group through business combination (Note 35).

Schedule of major financial statements amounts and balances of the Group's VIEs and subsidiaries of VIEs

	As at December 31,
	2020	2021
	RMB’000	RMB’000
Total current assets	3,848,842	3,820,222
Total non‑current assets	1,023,936	996,872
Total assets	4,872,778	4,817,094
Total current liabilities	6,724,365	7,427,980
Total non‑current liabilities	168,556	97,509
Total liabilities	6,892,921	7,525,489

	For the year ended
	December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Total revenue	2,137,890	3,042,997	3,723,306
Net loss	(1,284,223)	(989,704)	(708,699)
Net cash used in operating activities	(1,602,568)	(443,276)	(439,174)
Net cash generated from investing activities	552,837	1,660,300	3,633
Net cash generated from/(used in) financing activities	1,173,363	(887,374)	108,564
Net increase/(decrease) in cash and cash equivalents	123,632	329,650	(326,977)
Cash and cash equivalents, beginning of the year	111,245	234,877	564,527
Cash and cash equivalents, end of the year	234,877	564,527	237,550